Derivative Financial Instruments - Disclosure of Detailed Information about Derivative Instruments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
BRL | Call options' weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average USD:BRL rates	4,920
BRL | Put options' weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average USD:BRL rates	5,820
BRL | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 151,390
BRL | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 8,039
MXN | Call options' weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average USD:BRL rates	20,540
MXN | Put options' weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average USD:BRL rates	23,680
MXN | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 71,000
MXN | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 5,000